Trade and Other Payables and Accruals	12 Months Ended
Dec. 31, 2018
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Trade and Other Payables and Accruals
19.	TRADE AND OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Trade payables	78,071	88,057	12,807
Bills payable - secured (see Note 15)	352,000	335,000	48,724

	430,071	423,057	61,531

Deposits from distributors	129,000	129,000	18,762
Payables in respect of acquisition of property, plant and equipment	10,422	30	4
Other taxes payables	11,665	8,063	1,173
Advances from an unrelated party (note)	38	38	6
Accrued staff costs	29,714	30,490	4,435
Accrued transportation costs	13,579	11,788	1,714
Accrued utilities expenses	4,014	3,537	514
Deferred income (see Note 22)	797	796	116
Others	6,125	4,664	679

	205,354	188,406	27,403

	635,425	611,463	88,934

Note: The advances from an unrelated party are unsecured, interest free and repayable on demand.

In general, the Group is required to make full advance payments (including issuance of bills) to suppliers for the purchases of its major raw materials, steel. Suppliers of other raw materials other than steel generally allow the Group a credit period of 60 days.

Bills payable issued by the Group generally have a maturity of 6 months.

Other payables are expected to be settled or recognized as income within one year or are repayable on demand.

The Group has financial risk management policies in place to ensure that all payables are settled within the credit period.